Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Instruments	The classification of financial instruments is presented in the following table. There are no financial instruments classified in categories other than those reported:
	Classification	Level	12/31/2023	12/31/2022
Financial liabilities:
Derivative warrants (note 17)	FVTPL	Level 1	4,464	-
Contingent consideration on acquisitions (note 5)	FVTPL	Level 3	144,526	116,238
Exposure premium - debentures (note 15)	FVTPL	Level 3	1,835	841
Subscription rights (note 17)	FVTPL	Level 3	-	39,343
Deferred consideration on acquisitions (note 5)	Amortized cost		87,551	118,718
Loans and financing (note 13)	Amortized cost		5,289	1,807
Debentures (note 15)	Amortized cost		51,197	60,873
Related parties (note 9)	Amortized cost		9,867	4,078

Schedule of Measurement and Reconciliation of Financial Liabilities	Measurement and reconciliation of level 3 financial liabilities
Balance at January 1, 2021	78,214
Additions	223,230
Payments	(10,500)
Balance at December 31, 2021	290,944
Additions	35,846
Payments	(9,898)
Derecognition of Mercos deferred and contingent consideration	(62,745)
Transfer of contingent consideration to Amortized Cost	(97,725)
Balance at December 31, 2022	156,422
Additions	29,282
Transfer to equity (converted in shares)	(35,410)
Write off in the P&L	(3,933)
Balance at December 31, 2023	146,361

Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement	During the years ended December 31, 2023, and 2022, the methods, assumptions, and significant unobservable inputs used in the fair value measurement categorized within level 3 of the fair value hierarchy were the following:
	Valuation technique	Significant unobservable input	Relationship of inputs to fair value
Contingent consideration on acquisitions	Income approach- Revenue multiples	Weighted average cost of capital, projected future revenues	The higher the weighted average cost of capital, the lower the fair value. The higher the revenue projections, the higher the fair value.

Exposure premium	Income approach- Monte carlo	Future cash flow projections, discount rate, future interest rates, market volatility, probability of occurrence of future liquidity events	The higher the discount rate, the lower the fair value. The higher the probability of a liquidity event, the higher the fair value.

Subscription rights	Income approach- Monte carlo	Future cash flow projections, discount rate, future interest rates, market volatility, probability of occurrence of future liquidity events	The higher the discount rate, the lower the fair value. The higher the probability of a liquidity event, the higher the fair value.

Schedule of Liquidity Risk
	12/31/2023
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	47,133	-	47,133
Other liabilities	852	-	852
Loans and financing	4,960	329	5,289
Debentures(i)	51,197	-	51,197
Deferred and contingent consideration	227,077	5,000	232,077
Lease liabilities	742	777	1,519
Related parties	9,867	-	9,867
Total	341,828	6,106	347,934
	12/31/2022
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	7,283	-	7,283
Other liabilities	1,390	2,160	3,550
Loans and financing	841	728	1,569
Debentures(i)	61,161	-	61,161
Deferred and contingent consideration	194,138	46,484	240,622
Subscription rights	31,477	-	31,477
Lease liabilities	976	611	1,587
Related parties	-	3,900	3,900
Total	297,266	53,883	351,149
(i)	The Company was not in compliance with the related financial covenants under the debentures on December 31, 2023, and 2022, and the amounts owed under the debentures are classified as current. Refer to Note 15 for details relating to these covenants and waiver obtained by the Company. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:

Schedule of Contractual Principal Payments Due with Final Maturity	Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:
	Less than 1 year	1 to 3 years	3 to 5 years	Total Liabilities
Debentures	-	51,197	-	51,197

Schedule of Estimating an Increase or Decrease Profit or Loss	Estimating an increase or a decrease of (i) projected forecast, (ii) 25% or (iii) 50% in interest rate, would increase or decrease profit or loss as follows:
	Scenario I	Scenario II	Scenario III
	(Probable) (ii)	+/-25%	+/-50%
Potential net effect on profit or loss	1,264	47	(1,172)
		Exposure	Scenario I	Scenario II	Scenario III
Indicators	12/31/2023	Spot rates (i)	(Probable) (ii)	+/-25%	+/-50%
Assets		11.77%	9.34%	11.68%	14.01%
Short-term investments—101% of CDI	8,339		(202)	(7)	187
Exposure to CDI—Assets	8,339		(202)	(7)	187
Liability		11.65%	9.25%	11.56%	13.88%
Related parties—100% of CDI	(9,867)		237	9	(220)
Debentures—100% of CDI	(51,197)		1,229	45	(1,139)
Exposure to CDI—Liabilities	(61,064)		1,466	54	(1,359)
Net exposure	(52,725)		1,264	47	(1,172)
(i)	Based on spot rate, as of the date of this financial statements, as published by the Central Bank of Brazil.
(ii)	Based on the projected forecast, as of December 31, 2023, as published by the Central Bank of Brazil.